Average Annual Total Returns{- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-10 - Fidelity Intermediate Municipal Income Fund	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB042 Past 1 year	LB042 Past 5 years	LB042 Past 10 years
Total	1.14%	3.56%	2.99%	1.09%	3.53%	2.96%	1.43%	3.28%	2.89%	1.52%	4.17%	3.72%	0.86%	3.57%	3.05%